Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	60 Months Ended	94 Months Ended		120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024		Jul. 31, 2024	Jul. 31, 2023		Jul. 31, 2022		Jul. 31, 2021		Nov. 30, 2020	[1]	Jul. 31, 2020		Jul. 31, 2019		Jul. 31, 2018		Apr. 30, 2018		Jul. 31, 2017		Sep. 30, 2016	Jul. 31, 2016		Jul. 31, 2015		Jul. 31, 2014
C000225233 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY BALANCED FUND (INSTITUTIONAL CLASS/GCBUX)
Account Value		$ 309,351	$ 309,351	$ 309,351		$ 309,351	$ 275,686		$ 265,065		$ 287,232		$ 250,000
Average Annual Return, Percent	[2]	12.21%	7.83%			7.42%
C000173337 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INDIVIDUAL INVESTOR CLASS/GCINX)
Account Value		$ 16,125	$ 16,125	$ 16,125		$ 16,125	14,513		12,977		15,896				$ 12,346		$ 11,617		$ 11,832				$ 11,418		$ 10,000
Average Annual Return, Percent	[3]	11.11%	6.78%	6.29%	[4]
C000173338 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY MSCI INTERNATIONAL INDEX FUND (INSTITUTIONAL CLASS/GCIFX)
Account Value		$ 412,414	$ 412,414	$ 412,414		412,414	370,025		329,930		402,599				311,873		292,820		297,062				285,911		250,000
Average Annual Return, Percent	[5]	11.46%	7.09%	6.60%	[6]
C000202490 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY EQUITY FUND (INSTITUTIONAL CLASS/GCEUX)
Account Value		$ 575,378	$ 575,378	$ 575,378		$ 575,378	476,626		422,836		461,522				333,648		291,946		266,262	[7]	$ 250,000
Average Annual Return, Percent	[8]	20.72%	14.53%			12.72%
C000020964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY BALANCED FUND (INDIVIDUAL INVESTOR CLASS/GCBLX)
Account Value		$ 20,230	$ 20,230	20,230		$ 20,230	18,080		17,441		18,951				15,178		14,029		12,750				11,880			$ 10,893		$ 11,084		$ 10,000
Average Annual Return, Percent	[9]	11.89%	7.59%			7.30%
C000020965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		GREEN CENTURY EQUITY FUND (INDIVIDUAL INVESTOR CLASS/GCEQX)
Account Value		$ 32,508	$ 32,508	32,508		$ 32,508	27,007		24,035		26,309				19,078		16,743		15,315				13,374			11,587		11,054		10,000
Average Annual Return, Percent	[10]	20.37%	14.19%			12.51%
MSCI WORLD EX USA INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI WORLD EX USA INDEX
Account Value	[11]	$ 17,267	$ 17,267	$ 17,267		$ 17,267	15,539		13,457		15,503				11,834		12,041		12,329				11,576		$ 10,000
Average Annual Return, Percent		11.12%	7.48%	7.22%	[4]
S And P 500 INDEX BENCHMARK [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 INDEX BENCHMARK
Account Value		$ 34,403 [12]	$ 34,403 [12]	$ 34,403	[12]	$ 34,403 [12]	28,165	[12]	24,921	[12]	26,134	[12]			19,153	[12]	17,108	[12]	15,843	[12]	$ 250,000	[13]	13,629	[12]		11,745	[12]	11,121	[12]	10,000	[12]
Average Annual Return, Percent	[14]	22.15%	15.00%			13.15%
CUSTOM BALANCED INDEX [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CUSTOM BALANCED INDEX
Account Value	[15]	$ 22,837	$ 22,837	$ 22,837		$ 22,837	$ 19,813		$ 18,484		$ 19,479				$ 16,021		$ 14,569		$ 13,558				$ 12,414			$ 11,347		$ 10,774		$ 10,000
Average Annual Return, Percent	[14]	15.26%	9.41%			8.61%

[1]	Institutional Shares were offered as of November 28, 2020. The Institutional Share Class performance prior to November 28, 2020 reflects the performance of the Fund’s Individual Investor Class.
[2]	For the year ended July 31, 2024
[3]	For the year ended July 31, 2024
[4]	Inception Date September 30, 2016
[5]	For the year ended July 31, 2024
[6]	Inception Date September 30, 2016
[7]	The Institutional Share Class performance for periods prior to April 30, 2018 reflects the performance of the Fund’s Individual Investor Class.
[8]	For the year ended July 31, 2024
[9]	For the year ended July 31, 2024
[10]	For the year ended July 31, 2024
[11]	The MSCI World EX USA Index is a custom index calculated by MSCI Inc. The index includes large and mid-cap stocks across 22 of 23 Developed Markets countries and excludes the United States
[12]	The S&P 500 Index is an unmanaged index of 500 stocks
[13]	The S&P 500 Index is an unmanaged index of 500 stocks
[14]	The Regulatory Index is provided as a broad measure of market performance. The Performance Index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
[15]	The Custom Balanced Index is comprised of a 60% weighting in the S&P 1500 Index and a 40% weighting in the BofA Merrill Lynch 1-10 Year US Corporate & Government Index